CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Integrated contract revenue from related parties	$ 3,871	$ 22,544	$ 4,659
Products sales revenue from related parties	868	2,014	1,629
Costs of integrated contracts purchase from related parties	22	419	364
Sales Of Goods and Services To Related Parties Amount	517	914	1,953
Related Party Costs		0	0
Sales Revenue For Services From Related Parties	0	19	497
Costs and Expenses, Related Party	$ 0	$ 41	$ 65